Stock-Based Compensation - Narrative (Details)			12 Months Ended
	Jan. 15, 2018 shares	May 08, 2013 shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance for officers and key employees | shares		1,990,554
Expiration period (in years)		10 years
Expense for share-based payment			$ 1,000,000	$ 1,000,000
Weighted average price of options exercised			14.23	12.14
Weighted average fair value estimate (in C$/option)			$ 4.22	2.75
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market value of shares average trading days			5 days
Expense for share-based payment			$ 1,000,000	1,000,000
Share Options | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Share Options | Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for share-based payment			$ 1,000,000	$ 1,000,000
Maximum employee voluntary contribution rate			5.00%
Corporation matching contribution rate			25.00%
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding | shares			247,276	205,773
Long term liability from share-based payment transactions			$ 4,000,000	$ 3,000,000
DSU | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding | shares	291,855
Number of other equity instruments granted | shares	44,579
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense for share-based payment			$ 7,000,000	$ 5,000,000
Number of other equity instruments outstanding | shares			581,785	761,367
Long term liability from share-based payment transactions			$ 1,000,000	$ 5,000,000
Vesting period (in years)			2 years